STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2017	$ / shares shares	$ / shares CAD / shares shares	CAD / shares shares
Options Outstanding
Number of Options | shares	1,463,481	1,463,481	1,463,481
Weighted Average Remaining Option Life	3 years 2 months 12 days	3 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 20.98	$ 20.98	CAD 26.38
Options Exercisable
Number Of options Exercisable (in shares) | shares	404,758	404,758	404,758
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 19.64	$ 19.64	CAD 24.69
Range of exercise prices $9.26 - $11.46 U.S.
Options Outstanding
Number of Options | shares	430,255	430,255	430,255
Weighted Average Remaining Option Life	3 years	3 years
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 10.81	$ 10.81
Options Exercisable
Number Of options Exercisable (in shares) | shares	138,865	138,865	138,865
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 10.79	$ 10.79
Exercise price, low end of range (in dollars per share) | $ / shares	9.26
Exercise price, high end of range (in dollars per share) | $ / shares	$ 11.46
Range of exercise prices $11.64 - $14.41 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 13.60
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 13.57
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 11.64
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 14.41
Range of exercise prices $11.47 - $25.15 U.S.
Options Outstanding
Number of Options | shares	501,534	501,534	501,534
Weighted Average Remaining Option Life	3 years 2 months 12 days	3 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 22.10	$ 22.10
Options Exercisable
Number Of options Exercisable (in shares) | shares	138,343	138,343	138,343
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 16.97	$ 16.97
Exercise price, low end of range (in dollars per share) | $ / shares	11.47
Exercise price, high end of range (in dollars per share) | $ / shares	$ 25.15
Range of exercise prices $14.42 - $31.62 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 27.79
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 21.33
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 14.42
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 31.62
Range of exercise prices $25.16 - $28.34 U.S.
Options Outstanding
Number of Options | shares	351,879	351,879	351,879
Weighted Average Remaining Option Life	4 years 2 months 12 days	4 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 26.08	$ 26.08
Options Exercisable
Number Of options Exercisable (in shares) | shares	0	0	0
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.00	$ 0.00
Exercise price, low end of range (in dollars per share) | $ / shares	25.16
Exercise price, high end of range (in dollars per share) | $ / shares	$ 28.34
Range of exercise prices $31.63 - $35.64 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 32.79
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 0.00
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 31.63
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 35.64
Range of exercise prices $28.35 - $33.60 U.S.
Options Outstanding
Number of Options | shares	179,813	179,813	179,813
Weighted Average Remaining Option Life	2 years 1 month 6 days	2 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 32.16	$ 32.16
Options Exercisable
Number Of options Exercisable (in shares) | shares	127,550	127,550	127,550
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 32.16	$ 32.16
Exercise price, low end of range (in dollars per share) | $ / shares	28.35
Exercise price, high end of range (in dollars per share) | $ / shares	$ 33.60
Range of exercise prices $35.65 - $42.25 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 40.44
Options Exercisable
Weighted Average Exercise Price (in dollars per share) | CAD / shares			CAD 40.44
Exercise price, low end of range (in dollars per share) | CAD / shares		$ 35.65
Exercise price, high end of range (in dollars per share) | CAD / shares		$ 42.25